 FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23089

IDX Commodity Opportunies Fund

(Exact name of registrant as specified in charter)

2201 East Camelback Road Phoenix, AZ	85016
(Address of principal executive offices)	(Zip code)

IDX FUNDS

2201 EAST CAMELBACK ROAD
PHOENIX, AZ 85016

(Name and address of agent for service)

Registrant's telephone number, including area code: 216.329.4271

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2022 – June 30, 2023

ITEM 1.	PROXY VOTING RECORD:

The filing for IDX Commodity Opportunities Fund is not attached as there were no proxies voted during the report period.

 SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IDX Commodity Opportunities Fund

By	/s/ Andrew Swain
Andrew Swain President

Date: August 22, 2023